Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 1,165
Lease liabilities included in the balance sheet	838	£ 881	£ 5
Current	89	89
Non-current	749	£ 792
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	123
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	420
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 622